MERRILL LYNCH
                                                               S&P 500
                                                               INDEX FUND

                               [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                               Performance

                                                               Annual Report
                                                               December 31, 1998

                        Merrill Lynch S&P 500 Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax Information

Of the ordinary income distribution paid by Merrill Lynch S&P 500 Index Fund to shareholders of record on December 8, 1998, 71.02% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid a long-term capital gains distribution of $.519562 to shareholders of record on December 8, 1998. The entire long-term capital gains distribution is subject to the 20% tax rate.

Please retain this information for your records.

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

DEAR SHAREHOLDER

Fiscal Year in Review

The Standard & Poor's 500 Composite (S&P 500) Index exceeded all expectations and had another extraordinary year in 1998, registering a total return of +28.58% for the year. This strong performance occurred in spite of heightened levels of market volatility, stemming from concerns over the impact of global financial and currency crises. Such concerns resulted in the substantial market sell-off in the summer of 1998. However, three interest rate cuts by the US Federal Reserve Board in late September, mid-October, and mid-November prompted an explosive fourth-quarter rally, resulting in an unprecedented fourth consecutive year with an annual return in excess of 20%. Despite the narrowness of the gains within the Index's universe of component stocks, which were centered around its largest capitalization growth stocks, the total return for the year created the Index's best five-years in its recorded history from 1926, and its best ten-year period since 1959. In addition, 1998 became the eighth-straight year in which the Index had a positive total return. For the three-year and five-year periods ended December 31, 1998, the S&P 500 Index had compound annual returns of +28.23% and +24.05%, respectively.

The third quarter of 1998 followed a strong first half, in which May was the only negative return month. However, after reaching another all-time high of 1186.75 on July 17, 1998, renewed concerns regarding Asia, combined with weakening earnings prospects for domestic companies, sent the S&P 500 Index on a rapid descent through the end of the month. By July 31, 1998, the Index had dropped more than 66 points, finishing July at a level of 1120.67. Fear of the spreading economic crisis in many emerging markets of the world gripped financial markets in the United States as extreme levels of volatility continued throughout August. During that month, the S&P 500 Index suffered its worst one-month decline since October 1987 and its ninth-largest one-month decline since 1929. The S&P 500 Index declined by 14.58% in August, culminated by a 70-point drop on August 31. This brought the Index back to 957.28, nearly 230 points off its peak of July 17, marking its first close below 1000 since January 30, 1998. The month of September began with a strong rally as the Index gained nearly 37 points on the first day of the month, retracing a good part of its losses on the prior day. Extreme levels of volatility continued throughout the month, with gains or losses of 20 to 30 points becoming commonplace. Overall, the Index produced a strong gain of 6.24% during September, but the month was capped-off by a 32-point drop on the last day of trading. This was investors' response to the Federal Reserve Board's 25 basis point reduction (0.25%) in the Federal Funds rate on the prior day, which was viewed at that time as inadequate. The Index finished the third quarter at 1017.01, with a total return for the three-month period ended September 30, 1998 of -9.96%.

Despite the increasing turmoil of financial markets throughout the world, it was once again the largest-capitalization multinational stocks in the United States that fared better than other capitalization groups throughout the summer decline. One more round of selling hit the equity market during early October as the S&P 500 Index lost nearly 100 points in the first two weeks of the month, reflecting continued investor uncertainty. By October 8, 1998, the S&P 500 Index had declined to 959.44, just two points above the low of August 31. This formed the base of a powerful rally as the Federal Reserve Board surprised investors with an additional interest rate cut on October 15, which catapulted the S&P 500 Index to a 42-point rise that day. Coordinated interest rate cuts by central bankers around the world boosted equity markets globally, and created the backdrop for an extended seven-week advance off the October lows. Investors displayed renewed confidence in the Federal Reserve Board's ability to manage the global economic crisis after it reduced interest rates for a third time on November 17, 1998. This momentum carried the S&P 500 Index back to record-breaking territory by the end of November. Following a brief pause in the market's advance during the first two weeks of December, the Index gained an additional 90 points to reach a new all-time high of 1231.93 by December 30, 1998. Overall, the tumultuous summer decline was more than entirely reversed during the fourth quarter of 1998, as the S&P 500 Index posted a 270-point advance between early October and the end of the year.

For the year ended December 31, 1998, the Fund's Class A and Class D Shares had total returns of +28.24% and +27.95%, respectively, compared to the unmanaged S&P 500 Index's total return of +28.58% for the same 12-month period. (For complete performance information, see pages 4 and 5 of this report to shareholders.)

The Fund invests all of its assets in Merrill Lynch S&P 500 Index Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the Index, plus a long position in S&P 500 futures contracts.

Net assets of the Fund grew from $1.0 billion on June 30, 1998 to $1.1 billion by December 31, 1998, as the Fund continued to experience consistently positive daily net cash inflows during the second half of the year. Nearly all of the Series' assets are held in the form of a fully replicating portfolio of all 500 stocks in the Index. Incremental cash inflows are typically invested through the use of S&P 500 futures contracts. As the inventory of futures contracts increases, the Series looks for opportune times to swap out of its holdings of futures contracts and replace them with incremental positions of all 500 stocks in the Index. At December 31, 1998, the Series' equity portfolio was valued at $1.087 billion, and the Series held a long position in S&P 500 March 1999 futures contracts. Through its holdings of equities and futures contracts, it is the Series' goal to be 100% invested in the S&P 500 Index at all times.

A number of new equity positions were added to the Series during the second half of 1998, since Standard & Poor's revised the constituents of the Index. Such activity typically results from mergers and acquisitions involving constituents of the Index, which continued at a rapid pace throughout the second half of 1998. In this period, the Series added the following equities to its portfolio:
Fred Meyer, Inc., Dollar General Corporation, Electronic Data Systems Corporation, Kohl's Corporation, Regions Financial Corporation, Provident Companies, Inc., RJR Nabisco Holdings Corp., HCR Manor Care, Inc., BMC Software, Inc., Union Planters Corporation, The AES Corporation, PeopleSoft, Inc., Paychex, Inc., Coca-Cola Enterprises Inc., Staples, Inc., Danaher Corporation, New Century Energies, Inc., Safeway Inc., Sprint Corporation (PCS Group), Carnival Corporation, Solectron Corporation, Compuware Corporation, Firstar Corporation and America Online, Inc.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 9, 1999


                                     2 & 3

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                            12 Month       3 Month      Since Inception
                                          Total Return   Total Return    Total Return
=======================================================================================
ML S&P 500 Index Fund Class A Shares*        +28.24%        +21.37%         +67.74%
---------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*        +27.95%        +21.28%         +67.02%
---------------------------------------------------------------------------------------
S&P 500 Index**                              +28.58%        +21.30%         +68.48%
=======================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 4/03/97.

** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/03/97 to 12/31/98.

Total Return Based on a $10,000 Investment

Class A & Class D Shares

[A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Standard & Poor's 500 Index.]

Beginning and ending values are:

                                                       4/03/97**          12/98
                                                       ---------          -----
ML S&P 500 Index Fund+--
Class A Shares*                                        $10,000           $16,774

ML S&P 500 Index Fund+--
Class D Shares*                                        $10,000           $16,702

Standard & Poor's 500 Index++                          $10,000           $16,848

* Assuming transaction costs and other operating expenses, including advisory fees.

**    Commencement of operations.

+ The Fund invests all of its assets in the Merrill Lynch S&P 500 Index Series of Merrill Lynch Index Trust. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.

++    This unmanaged broad-based Index is comprised of common stocks.

Average Annual Total Return

                                                                      % Return
================================================================================
Class A Shares
================================================================================
Year Ended 12/31/98                                                    +28.24%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/98                                   +34.50
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 12/31/98                                                    +27.95%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/98                                   +34.17
--------------------------------------------------------------------------------


                                     4 & 5

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND          As of December 31, 1998
=============================================================================================================================
Assets:             Investment in Merrill Lynch S&P 500 Index Series, at value
                      (identified cost -- $926,954,745) (Note 1a) ..............                               $1,118,220,298
                    Deferred organization expenses (Note 1d) ...................                                       14,187
                    Prepaid registration fees and other assets (Note 1d) .......                                       51,640
                                                                                                               --------------
                    Total assets ...............................................                                1,118,286,125
                                                                                                               --------------
=============================================================================================================================
Liabilities:        Payables:
                      Administrative fees (Note 2) .............................      $      179,129
                      Distributor (Note 2) .....................................              85,184                  264,313
                                                                                      --------------
                    Accrued expenses ...........................................                                       96,799
                                                                                                               --------------
                    Total liabilities ..........................................                                      361,112
                                                                                                               --------------
=============================================================================================================================
Net Assets:         Net assets .................................................                               $1,117,925,013
                                                                                                               ==============
=============================================================================================================================
Net Assets          Class A Shares of Common Stock, $0.0001 par value,
Consist of:           125,000,000 shares authorized ............................                               $        4,463
                    Class D Shares of Common Stock, $0.0001 par value,
                      125,000,000 shares authorized ............................                                        2,849
                    Paid-in capital in excess of par ...........................                                  925,847,676
                    Undistributed investment income -- net .....................                                      539,232
                    Undistributed realized capital gains on investments
                      from the Series -- net ...................................                                      265,240
                    Unrealized appreciation on investments from the
                      Series -- net ............................................                                  191,265,553
                                                                                                               --------------
                    Net assets .................................................                               $1,117,925,013
                                                                                                               ==============
=============================================================================================================================
Net Asset           Class A -- Based on net assets of $682,669,335 and
Value:                44,631,697 shares outstanding ............................                               $        15.30
                                                                                                               ==============
                    Class D -- Based on net assets of $435,255,678 and
                      28,488,310 shares outstanding ............................                               $        15.28
                                                                                                               ==============
=============================================================================================================================

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND          For the Year Ended December 31, 1998
=============================================================================================================================
Investment Income   Investment income allocated from the Series ................                               $   15,033,349
(Note 1b):          Expenses allocated from the Series .........................                                     (876,982)
                                                                                                               --------------
                    Net investment income from the Series ......................                                   14,156,367
                                                                                                               --------------
=============================================================================================================================
Expenses:           Administration fee (Note 2) ................................      $    1,815,951
                    Account maintenance fee -- Class D (Note 2) ................             699,584
                    Transfer agent fees (Note 2) ...............................             555,448
                    Printing and shareholder reports ...........................             186,564
                    Registration fees (Note 1d) ................................             158,888
                    Professional fees ..........................................              35,037
                    Amortization of organization expenses (Note 1d) ............               4,365
                    Accounting services (Note 2) ...............................                 400
                    Other ......................................................               9,188
                                                                                      --------------
                    Total expenses before reimbursement ........................           3,465,425
                    Reimbursement of expenses (Note 2) .........................             (62,952)
                                                                                      --------------
                    Total expenses after reimbursement .........................                                    3,402,473
                                                                                                               --------------
                    Investment income -- net ...................................                                   10,753,894
                                                                                                               --------------
=============================================================================================================================
Realized &          Realized gain on investments from the Series -- net ........                                   38,594,938
Unrealized          Change in unrealized appreciation on investments from
Gain from the         the Series -- net ........................................                                  145,214,701
Series -- Net                                                                                                  --------------
                    Net Increase in Net Assets Resulting from Operations .......                               $  194,563,533
                                                                                                               ==============
=============================================================================================================================

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                          For the Year          For the Period
S&P 500                                                                                    Ended            April 3, 1997+ to
INDEX FUND          Increase (Decrease) in Net Assets:                                 Dec. 31, 1998          Dec. 31, 1997
=============================================================================================================================
Operations:         Investment income -- net ...................................      $   10,753,894           $    4,878,634
                    Realized gain on investments from the Series -- net ........          38,594,938               20,857,038
                    Change in unrealized appreciation on investments from
                      the Series -- net ........................................         145,214,701               46,050,852
                                                                                      --------------           --------------
                    Net increase in net assets resulting from operations .......         194,563,533               71,786,524
                                                                                      --------------           --------------
=============================================================================================================================
Dividends &         Investment income -- net
Distributions to      Class A ..................................................          (6,818,554)              (3,734,820)
Shareholders          Class D ..................................................          (3,415,559)              (1,124,363)
(Note 1e):          Realized gain on investments from the Series -- net
                      Class A ..................................................         (25,172,753)             (13,898,161)
                      Class D ..................................................         (15,177,398)              (4,938,424)
                                                                                      --------------           --------------
                    Net decrease in net assets resulting from dividends and
                      distributions to shareholders ............................         (50,584,264)             (23,695,768)
                                                                                      --------------           --------------
=============================================================================================================================
Capital Share       Net increase in net assets derived from capital share
Transactions          transactions .............................................         371,363,058              554,466,930
(Note 4):                                                                             --------------           --------------
=============================================================================================================================
Net Assets:         Total increase in net assets ...............................         515,342,327              602,557,686
                    Beginning of period ........................................         602,582,686                   25,000
                                                                                      --------------           --------------
                    End of period* .............................................      $1,117,925,013           $  602,582,686
                                                                                      ==============           ==============
=============================================================================================================================
                    *Undistributed investment income -- net ....................      $      539,232           $       19,451
                                                                                      ==============           ==============
=============================================================================================================================
                    +Commencement of operations.

                    See Notes to Financial Statements.


                                     6 & 7

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

FINANCIAL HIGHLIGHTS

               The following per share data and ratios                        Class A                          Class D
               have been derived from information provided        --------------------------------  --------------------------------
MERRILL LYNCH  in the financial statements.                        For the Year   For the Period     For the Year   For the Period
S&P 500                                                               Ended      April 3, 1997+ to      Ended      April 3, 1997+ to
INDEX FUND     Increase (Decrease) in Net Asset Value:            Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998    Dec. 31, 1997
====================================================================================================================================
Per Share      Net asset value, beginning of period .............   $   12.55        $   10.00        $   12.54        $   10.00
Operating                                                           ---------        ---------        ---------        ---------
Performance:   Investment income -- net .........................         .18              .11              .11              .11
               Realized and unrealized gain on investments from
                 the Series -- net ..............................        3.33             2.97             3.37             2.95
                                                                    ---------        ---------        ---------        ---------
               Total from investment operations .................        3.51             3.08             3.48             3.06
                                                                    ---------        ---------        ---------        ---------
               Less dividends and distributions:
                 Investment income -- net .......................        (.16)            (.11)            (.14)            (.10)
                 Realized gain on investments from the
                   Series-- net .................................        (.60)            (.42)            (.60)            (.42)
                                                                    ---------        ---------        ---------        ---------
               Total dividends and distributions ................        (.76)            (.53)            (.74)            (.52)
                                                                    ---------        ---------        ---------        ---------
               Net asset value, end of period ...................   $   15.30        $   12.55        $   15.28        $   12.54
                                                                    =========        =========        =========        =========
====================================================================================================================================
Total          Based on net asset value per share ...............       28.24%           30.80%@         27.95%           30.53%@
Investment                                                          =========        =========        =========        =========
Return:
====================================================================================================================================
Ratios to      Expenses, net of reimbursement++ .................         .39%             .40%*            .64%             .65%*
Average                                                             =========        =========        =========        =========
Net Assets:    Expenses++ .......................................         .40%             .57%*            .65%             .82%*
                                                                    =========        =========        =========        =========
               Investment income -- net .........................        1.27%            1.71%*           1.00%            1.47%*
                                                                    =========        =========        =========        =========
====================================================================================================================================
Supplemental   Net assets, end of period (in thousands) .........   $ 682,669        $ 445,016        $ 435,256        $ 157,567
Data:                                                               =========        =========        =========        =========
====================================================================================================================================

            *  Annualized.
            +  Commencement of operations.
            ++ Includes the Fund's share of the Series' allocated expenses. @ Aggregate total investment return.

               See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which is included elsewhere in this report.

(b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses -- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 1998, MLAM earned fees of $1,815,951, of which $62,952 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the year ended December 31, 1998 were $559,939,116 and $242,485,195, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $371,363,058 and $554,466,930 for the year ended December 31, 1998 and the period April 3, 1997 to December 31, 1997, respectively.


                                     8 & 9

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
S&P 500
INDEX FUND
================================================================================

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1998                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         37,535,322         $ 523,733,579
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................          2,106,793            30,969,855
                                              -----------         -------------
Total issued .........................         39,642,115           554,703,434
Shares redeemed ......................        (30,483,660)         (411,225,731)
                                              -----------         -------------
Net increase .........................          9,158,455         $ 143,477,703
                                              ===========         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
April 3, 1997+ to December 31, 1997              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         37,854,298         $ 438,112,086
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................          1,361,172           17,164,377
                                              -----------         -------------
Total issued .........................         39,215,470           455,276,463
Shares redeemed ......................         (3,743,478)          (45,298,859)
                                              -----------         -------------
Net increase .........................         35,471,992         $ 409,977,604
                                              ===========         =============
--------------------------------------------------------------------------------

+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1998 Shares                   Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         25,706,795         $ 363,953,608
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................          1,037,731            15,244,271
                                              -----------         -------------
Total issued .........................         26,744,526           379,197,879
Shares redeemed ......................        (10,821,319)         (151,312,524)
                                              -----------         -------------
Net increase .........................         15,923,207         $ 227,885,355
                                              ===========         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
April 3, 1997+ to December 31, 1997              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         16,128,798         $ 187,590,003
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................            366,327             4,615,723
                                              -----------         -------------
Total issued .........................         16,495,125           192,205,726
Shares redeemed ......................         (3,931,272)          (47,716,400)
                                              -----------         -------------
Net increase .........................         12,563,853         $ 144,489,326
                                              ===========         =============
--------------------------------------------------------------------------------

+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 16, 1999

SCHEDULE OF INVESTMENTS

Merrill Lynch S&P 500 Index Series
--------------------------------------------------------------------------------------------
                                                                  Shares            Value
             Issue                                                 Held           (Note 1a)
============================================================================================
Common      +3Com Corporation ............................         38,955       $  1,745,671
Stocks      +The AES Corporation .........................         19,589            928,029
             ALLTEL Corporation ..........................         29,776          1,780,977
            +ALZA Corporation ............................          9,465            494,546
             AMP Incorporated ............................         23,736          1,235,755
            +AMR Corporation .............................         19,810          1,176,219
             ASARCO Incorporated .........................          4,308             64,889
             AT&T Corp. ..................................        196,240         14,767,060
             Abbott Laboratories .........................        164,874          8,078,826
             Adobe Systems Incorporated ..................          7,139            333,748
             Adolph Coors Company ........................          3,936            222,138
            +Advanced Micro Devices, Inc. ................         15,728            455,129
             Aeroquip-Vickers, Inc. ......................          3,037             90,920
             Aetna Inc. ..................................         15,530          1,221,046
             Air Products and Chemicals, Inc. ............         25,137          1,005,480
            +Airtouch Communications, Inc. ...............         62,149          4,482,497
             Alberto-Culver Company (Class B) ............          5,988            159,805
             Albertson's, Inc. ...........................         26,683          1,699,374
             Alcan Aluminum Ltd. .........................         24,714            668,823
             Allegheny Teledyne Incorporated .............         21,313            435,584
             Allergan Inc. ...............................          7,169            464,193
             AlliedSignal Inc. ...........................         60,844          2,696,150
             The Allstate Corporation ....................         89,137          3,442,917
             Aluminum Co. of America .....................         19,943          1,487,000
             Amerada Hess Corporation ....................          9,817            488,396
             Ameren Corporation ..........................         14,903            636,172
            +America Online, Inc. ........................         46,550          7,436,032
             American Electric Power Company, Inc. .......         20,788            978,335
             American Express Company ....................         49,115          5,022,009
             American General Corporation ................         27,383          2,135,874
             American Greetings Corporation
               (Class A) .................................          7,669            314,908
             American Home Products Corporation ..........        143,188          8,063,274
             American International Group, Inc. ..........        114,032         11,018,342
             American Stores Company .....................         29,815          1,101,292
             Ameritech Corporation .......................        119,856          7,595,874
            +Amgen Inc. ..................................         27,650          2,891,153
             Anadarko Petroleum Corporation ..............         13,027            402,209
            +Andrew Corporation ..........................          9,347            154,225
             Anheuser-Busch Companies, Inc. ..............         51,921          3,407,316
             Aon Corporation .............................         18,477          1,023,164
             Apache Corporation ..........................         10,620            268,819
            +Apple Computer ..............................         14,616            598,342
            +Applied Materials, Inc. .....................         40,149          1,713,860
             Archer-Daniels-Midland Company ..............         64,450          1,107,734
             Armstrong World Industries, Inc. ............          4,346            262,118
            +Ascend Communications, Inc. .................         23,567          1,549,530
             Ashland Inc. ................................          8,308            401,899
             Associates First Capital Corporation
               (Class A) .................................         78,508          3,326,776
             Atlantic Richfield Company ..................         34,877          2,275,724
             Autodesk, Inc. ..............................          5,039            215,102


                                    10 & 11

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

             Merrill Lynch S&P 500 Index Series (contined)
             ===============================================================================
                                                                  Shares            Value
             Issue                                                 Held           (Note 1a)
============================================================================================
Common       Automatic Data Processing, Inc. .............         32,820       $  2,631,754
Stocks      +AutoZone, Inc. ..............................         16,558            545,379
(continued)  Avery Dennison Corporation ..................         12,630            569,139
             Avon Products, Inc. .........................         28,540          1,262,895
             BB&T Corporation ............................         31,957          1,288,267
             The B.F. Goodrich Company ...................          8,036            288,291
            +BMC Software, Inc. ..........................         23,415          1,043,431
             Baker Hughes Incorporated ...................         35,518            628,225
             Ball Corporation ............................          3,348            153,171
             Baltimore Gas and Electric Company ..........         16,214            500,607
             The Bank of New York Company, Inc. ..........         82,638          3,326,179
             Bank One Corporation ........................        127,173          6,493,771
             BankAmerica Corporation .....................        188,018         11,304,582
             BankBoston Corporation ......................         32,007          1,246,273
             Bankers Trust Corporation ...................         10,354            884,620
             Barrick Gold Corporation ....................         40,510            789,945
             Battle Mountain Gold Company ................         24,958            102,952
             Bausch & Lomb Incorporated ..................          6,072            364,320
             Baxter International Inc. ...................         31,070          1,998,189
             The Bear Stearns Companies Inc. .............         12,231            457,134
             Becton, Dickinson and Company ...............         26,852          1,146,245
             Bell Atlantic Corporation ...................        168,639          9,580,803
             BellSouth Corporation .......................        212,456         10,596,243
             Bemis Company, Inc. .........................          5,689            215,826
            +Berkshire Hathaway Inc. (Class B) ...........              1              1,845
             Bestfoods ...................................         31,045          1,653,146
            +Bethlehem Steel Corporation .................         14,079            117,912
             Biomet, Inc. ................................         12,172            489,923
             The Black & Decker Corporation ..............          9,545            535,117
             The Boeing Co. ..............................        108,546          3,541,313
             Boise Cascade Corporation ...................          6,095            188,945
            +Boston Scientific Corporation ...............         42,687          1,144,545
             Briggs and Statton Corporation ..............          2,528            126,084
             Bristol-Myers Squibb Company ................        107,941         14,443,855
             Brown-Forman Corporation ....................          7,462            564,780
             Browning Ferris .............................         18,874            536,729
             Brunswick Corporation .......................         10,435            258,266
             Burlington Northern Santa Fe Corp. ..........         50,962          1,719,967
             Burlington Resources Inc. ...................         19,278            690,393
             CBS Corporation .............................         76,712          2,512,318
             CIGNA Corporation ...........................         22,432          1,734,274
             C.R. Bard, Inc. .............................          5,823            288,239
             CSX Corporation .............................         23,748            985,542
             CVS Corporation .............................         42,364          2,330,020
            +Cabletron Systems, Inc. .....................         17,850            149,494
             Campbell Soup Company .......................         48,671          2,676,905
             Capital One Financial Corporation ...........          7,126            819,490
             Cardinal Health, Inc. .......................         21,807          1,654,606
             Carnival Corporation (Class A) ..............         64,690          3,105,120
             Carolina Power & Light Company ..............         16,428            773,143
             Case Corporation ............................          7,914            172,624
             Caterpillar Inc. ............................         38,968          1,792,528
            +Cendant Corporation .........................         92,678          1,766,674
             Centex Corporation ..........................          6,476            291,825
             Central and South West Corporation ..........         23,076            633,148
            +Ceridian Corporation ........................          7,771            542,513
             Champion International Corporation ..........         10,389            420,754
             The Charles Schwab Corporation ..............         43,556          2,447,303
             The Chase Manhattan Corporation .............         91,886          6,253,991
             Chevron Corporation .........................         70,881          5,878,693
             The Chubb Corporation .......................         17,702          1,148,417
             Cincinnati Financial Corporation ............         18,147            664,634
             Cinergy Corp. ...............................         17,220            591,937
             Circuit City Stores -- Circuit City Group ...         10,862            542,421
            +Cisco Systems, Inc. .........................        171,547         15,921,706
             Citigroup Inc. ..............................        246,826         12,217,887
            +Clear Channel Communications, Inc. ..........         28,615          1,559,517
             Clorox Company ..............................         11,276          1,317,178
             The Coastal Corporation .....................         23,089            806,672
             The Coca-Cola Company .......................        267,808         17,909,660
             Coca-Cola Enterprises Inc. ..................         42,579          1,522,199
             Colgate-Palmolive Company ...................         31,811          2,954,447
             Columbia Energy Group .......................          9,039            522,002
             Columbia/HCA Healthcare Corporation .........         70,086          1,734,628
             Comcast Corporation (Class A) ...............         40,079          2,352,136
             Comerica Incorporated .......................         16,884          1,151,278
             Compaq Computer Corporation .................        184,687          7,745,311
             Computer Associates International, Inc. .....         58,476          2,492,539
            +Computer Sciences Corporation ...............         17,217          1,109,420
            +Compuware Corporation .......................         17,735          1,385,547
             ConAgra, Inc. ...............................         53,160          1,674,540
             Conseco, Inc. ...............................         34,161          1,044,046
             Consolidated Edison, Inc. ...................         25,333          1,339,482
             Consolidated Natural Gas Company ............         10,398            561,492
            +Consolidated Stores Corporation .............         11,876            239,747
             Cooper Industries, Inc. .....................         11,238            535,912
             Cooper Tire & Rubber Company ................          8,234            168,282
             Corning Incorporated ........................         25,114          1,130,130
            +Costco Companies, Inc. ......................         23,500          1,696,406
             Countrywide Credit Industries , Inc. ........         12,153            609,929
             Crane Co. ...................................          7,442            224,655
             Crestar Financial Corporation ...............         12,247            881,784
             Crown Cork & Seal Company, Inc. .............         13,291            409,529
             Cummins Engine Company, Inc. ................          4,552            161,596
             Cyprus Amax Minerals Company ................          9,880             98,800
             DTE Energy Company ..........................         15,759            675,667
             Dana Corporation ............................         17,984            735,096
             Danaher Corporation .........................         14,498            787,423
             Darden Restaurants, Inc. ....................         15,119            272,142
            +Data General Corporation ....................          5,330             87,612
             Dayton Hudson Corporation ...................         47,795          2,592,879
             Deere & Company .............................         25,912            858,335
            +Dell Computer Corporation ...................        138,354         10,125,783
             Delta Air Lines, Inc. .......................         15,501            806,052
             Deluxe Corporation ..........................          8,775            320,836
             Dillard's, Inc. .............................         11,605            329,292
             Dollar General Corporation ..................         20,071            474,177
             Dominion Resources, Inc. ....................         21,224            992,222
             Dover Corporation ...........................         24,202            886,398
             The Dow Chemical Company ....................         24,046          2,186,683
             Dow Jones & Company, Inc. ...................         10,180            489,912
             Duke Energy Corporation .....................         39,325          2,519,258
             Dun & Bradstreet Corporation ................         18,154            572,986
             du Pont (E.I.) de Nemours and Company .......        122,313          6,490,234
             EG & G, Inc. ................................          4,857            135,085
            +EMC Corporation .............................         54,520          4,634,200
             Eastern Enterprises .........................          2,431            106,356
             Eastman Chemical Company ....................          8,588            384,313
             Eastman Kodak Company .......................         35,194          2,533,968
             Eaton Corporation ...........................          7,756            548,252
             Ecolab Inc. .................................         14,081            509,556
             Edison International ........................         38,318          1,068,114
             Electronic Data Systems Corporation .........         53,533          2,690,033
             Eli Lilly and Company .......................        119,471         10,617,985
             Emerson Electric Co. ........................         47,836          2,992,740
             Engelhard Corporation .......................         15,563            303,478
             Enron Corporation ...........................         35,930          2,050,256
             Entergy Corporation .........................         26,742            832,345
             Equifax Inc. ................................         16,051            548,744
             Exxon Corporation++ .........................        264,128         19,314,360
            +FDX Corporation .............................         16,015          1,425,335
            +FMC Corporation .............................          3,594            201,264
             FPL Group, Inc. .............................         19,683          1,212,965
             Federal Home Loan Mortgage Association ......         73,724          4,750,590
             Federal National Mortgage Association .......        112,610          8,333,140
            +Federated Department Stores, Inc. ...........         22,262            969,788
             Fifth Third Bancorp .........................         28,981          2,066,708
             First Data Corporation ......................         48,089          1,523,820
             First Union Corporation .....................        107,635          6,545,553
             FirstEnergy Corp. ...........................         25,747            838,387
             Firstar Corporation .........................         22,165          2,066,886
             Fleet Financial Group, Inc. .................         61,743          2,759,140
             Fleetwood Enterprises, Inc. .................          3,741            130,000
             Fluor Corporation ...........................          8,231            350,332
             Ford Motor Company ..........................        131,455          7,714,765
             Fort James Corporation ......................         23,921            956,840
             Fortune Brands, Inc. ........................         18,578            587,529
             Foster Wheeler Corporation ..................          4,400             58,025
             Franklin Resources, Inc. ....................         27,482            879,424
            +Fred Meyer, Inc. ............................         16,784          1,011,236
             Freeport-McMoRan Copper & Gold, Inc.
               (Class B) .................................         17,985            187,718
             Frontier Corporation ........................         18,644            633,896
            +Fruit of the Loom, Inc. (Class A) ...........          7,808            107,848
             GPU, Inc. ...................................         13,879            613,278
             GTE Corporation .............................        104,849          7,070,754
             Gannett Co., Inc. ...........................         30,593          2,024,874
             The Gap, Inc. ...............................         62,954          3,541,162
            +Gateway 2000, Inc. ..........................         16,979            869,113
             General Dynamics Corporation ................         13,767            807,090
             General Electric Company ....................        355,994         36,333,638
            +General Instrument Corporation ..............         18,180            616,984
             General Mills, Inc. .........................         16,615          1,291,816
             General Motors Corporation ..................         71,102          5,088,237
             Genuine Parts Company .......................         19,543            653,469
             Georgia-Pacific Group .......................          9,558            559,740
             Gillette Company ............................        120,515          5,822,381
             Golden West Financial Corporation ...........          6,184            566,995
             The Goodyear Tire & Rubber
               Company ...................................         16,936            854,209
             The Great Atlantic & Pacific Tea
               Company, Inc. .............................          4,140            122,647
             Great Lakes Chemical Corporation ............          6,409            256,360
             Guidant Corporation .........................         16,367          1,804,462
             H & R Block, Inc. ...........................         10,923            491,535
             H.J. Heinz Company ..........................         39,321          2,226,552
             HBO & Company ...............................         50,490          1,448,432
            +HCR Manor Care, Inc. ........................         12,042            353,734
            +HEALTHSOUTH Corporation .....................         45,961            709,523
             Halliburton Company .........................         47,764          1,415,008
             Harcourt General, Inc. ......................          7,672            408,054
             Harnischfeger Industries, Inc. ..............          5,190             52,873
            +Harrah's Entertainment, Inc. ................         10,995            172,484
             Harris Corporation ..........................          8,651            316,843


                                    12 & 13

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

             Merrill Lynch S&P 500 Index Series (contined)
             ===============================================================================
                                                                  Shares            Value
             Issue                                                 Held           (Note 1a)
============================================================================================
Common       The Hartford Financial Services
Stocks         Group, Inc. ...............................         25,355       $  1,391,356
(continued)  Hasbro, Inc. ................................         14,212            513,408
             Helmerich & Payne, Inc. .....................          5,460            105,787
             Hercules Incorporated .......................         10,928            299,154
             Hershey Foods Corporation ...................         15,545            966,705
             Hewlett-Packard Company .....................        112,672          7,696,906
             Hilton Hotels Corporation ...................         28,330            541,811
             The Home Depot, Inc. ........................        169,816         10,390,616
             Homestake Mining Company ....................         25,937            238,296
             Honeywell Inc. ..............................         13,692          1,031,179
             Household International, Inc. ...............         52,451          2,078,371
             Houston Industries Incorporated .............         30,905            992,823
            +Humana Inc. .................................         18,184            323,902
             Huntington Bancshares Incorporated ..........         22,950            689,934
             IKON Office Solutions, Inc. .................         14,694            125,817
             IMS Health Incorporated .....................         17,399          1,312,537
             ITT Industries, Inc. ........................         11,275            448,181
             Illinois Tool Works Inc. ....................         27,122          1,573,076
             Inco Limited ................................         18,021            190,347
             Ingersoll-Rand Company ......................         17,863            838,445
             Intel Corporation ...........................        181,102         21,471,906
             International Business Machines
               Corporation ...............................        101,334         18,721,456
             International Flavors & Fragrances Inc. .....         11,527            509,349
             International Paper Company .................         33,369          1,495,348
             The Interpublic Group of
               Companies, Inc. ...........................         15,099          1,204,145
             J.P. Morgan & Co., Incorporated .............         18,992          1,995,347
             Jefferson-Pilot Corporation .................         11,524            864,300
             Johnson Controls, Inc. ......................          9,183            541,797
             Johnson & Johnson ...........................        146,058         12,250,615
             Jostens, Inc. ...............................          3,839            100,534
            +KLA-Tencor Corporation ......................          9,496            411,889
             Kaufman and Broad Home Corporation ..........          4,331            124,516
             Kellogg Company .............................         44,032          1,502,592
             Kerr-McGee Corporation ......................          5,124            195,993
             KeyCorp .....................................         49,452          1,582,464
             Kimberly-Clark Corporation ..................         58,870          3,208,415
            +King World Productions, Inc. ................          7,949            233,999
            +Kmart Corporation ...........................         53,552            820,015
             Knight Ridder, Inc. .........................          8,563            437,783
             Kohl's Corporation ..........................         17,186          1,055,865
             The Kroger Co. ..............................         27,861          1,685,590
            +LSI Logic Corporation .......................         15,347            247,470
             Laidlaw Inc. ................................         35,815            360,388
             Lehman Brothers Holdings, Inc. ..............         12,600            555,187
             The Limited, Inc. ...........................         24,749            720,815
             Lincoln National Corporation ................         10,977            898,056
             Liz Claiborne, Inc. .........................          7,016            221,442
             Lockheed Martin Corporation .................         21,321          1,806,955
             Loews Corporation ...........................         12,351          1,213,486
             Longs Drug Stores Corporation ...............          4,209            157,837
             Louisiana-Pacific Corporation ...............         11,807            216,216
             Lowe's Companies, Inc. ......................         38,298          1,960,379
             Lucent Technologies Inc. ....................        142,811         15,709,210
             MBIA, Inc. ..................................         10,780            706,764
             MBNA Corporation ............................         81,646          2,036,047
            +MCI WorldCom, Inc. ..........................        199,183         14,291,380
             MGIC Investment Corporation .................         11,897            473,649
             Mallinckrodt Inc. ...........................          7,751            238,828
             Marriott International, Inc. (Class A) ......         27,166            787,814
             Marsh & McLennan Companies, Inc. ............         27,953          1,633,503
             Masco Corporation ...........................         36,897          1,060,789
             Mattel, Inc. ................................         31,249            712,868
             The May Department Stores Company ...........         25,380          1,532,317
             Maytag Corporation ..........................          9,774            608,431
             McDermott International, Inc. ...............          6,431            158,765
             McDonald's Corporation ......................         73,501          5,632,014
             The McGraw-Hill Companies, Inc. .............         10,690          1,089,044
             The Mead Corporation ........................         11,162            327,186
            +MediaOne Group, Inc. ........................         65,934          3,098,898
             Medtronic, Inc. .............................         53,273          3,955,520
             Mellon Bank Corporation .....................         28,370          1,950,437
             Mercantile Bancorporation Inc. ..............         17,095            788,507
             Merck & Co., Inc. ...........................        129,397         19,110,319
             Meredith Corporation ........................          5,684            215,282
             Merrill Lynch & Co., Inc.@ ..................         38,536          2,572,278
            +Micron Technology, Inc. .....................         23,195          1,172,797
            +Microsoft Corporation++ .....................        270,900         37,570,444
             Milacron Inc. ...............................          4,178             80,427
             Millipore Corporation .......................          4,756            135,249
             Minnesota Mining and Manufacturing
               Company ...................................         43,602          3,101,192
            +Mirage Resorts, Incorporated ................         19,522            291,610
             Mobil Corporation ...........................         84,722          7,381,404
             Monsanto Company ............................         68,063          3,232,993
             Moore Corporation Ltd. ......................          9,608            105,688
             Morgan Stanley Dean Witter & Co. ............         62,757          4,455,747
             Morton International, Inc. ..................         13,183            322,984
             Motorola, Inc. ..............................         65,203          3,981,458
             NACCO Industries, Inc. (Class A) ............            886             81,512
             NICOR, Inc. .................................          5,188            219,193
             Nalco Chemical Company ......................          7,159            221,929
             National City Corporation ...................         35,932          2,605,070
            +National Semiconductor Corporation ..........         18,053            243,716
             National Service Industries, Inc. ...........          4,502            171,076
            +Navistar International Corporation ..........          7,287            207,680
             New Century Energies, Inc. ..................         12,418            605,378
             Newell Co. ..................................         17,664            728,640
             Newmont Mining Corporation ..................         18,117            327,238
             The New York Times Company
               (Class A) .................................         19,812            687,229
            +Nextel Communications, Inc. .................         31,232            737,856
            +Niagara Mohawk Power Corporation ............         20,332            327,854
             Nike, Inc. (Class B) ........................         31,105          1,261,697
             Nordstrom, Inc. .............................         16,151            560,238
             Norfolk Southern Corporation ................         41,156          1,304,131
             Northern States Power Company ...............         16,576            459,984
             Northern Telecom Limited ....................         70,823          3,550,003
             Northern Trust Corporation ..................         12,084          1,055,084
             Northorp Grumman Corporation ................          7,474            546,536
            +Novell, Inc. ................................         38,251            693,299
             Nucor Corporation ...........................          9,558            413,384
             ONEOK, Inc. .................................          3,426            123,764
             Occidental Petroleum Corporation ............         37,581            634,179
             Omnicom Group Inc. ..........................         18,327          1,062,966
            +Oracle Corporation ..........................        105,587          4,553,439
            +Oryx Energy Company .........................         11,523            154,840
             Owens Corning ...............................          5,860            207,664
            +Owens-Illinois, Inc. ........................         16,872            516,705
             PACCAR Inc. .................................          8,475            348,534
             PECO Energy Company .........................         24,340          1,013,153
             PG&E Corporation ............................         41,556          1,309,014
             PNC Bank Corp. ..............................         32,688          1,769,238
             PP&L Resources, Inc. ........................         16,429            457,958
             PPG Industries, Inc. ........................         19,223          1,119,740
             PacifiCorp ..................................         32,264            679,561
             Pall Corporation ............................         13,468            340,909
            +Parametric Technology Corporation ...........         29,550            483,881
             Parker-Hannifin Corporation .................         11,833            387,531
             Paychex, Inc. ...............................         17,772            914,147
             Penney (J.C.) Company, Inc. .................         27,591          1,293,328
            +PeopleSoft, Inc. ............................         25,315            479,403
             Peoples Energy Corporation ..................          3,844            153,280
             The Pep Boys -- Manny, Moe & Jack ...........          6,929            108,699
             PepsiCo, Inc. ...............................        159,399          6,525,397
             The Perkin-Elmer Corporation ................          5,411            527,911
             Pfizer Inc. .................................        140,992         17,685,684
             Pharmacia & Upjohn, Inc. ....................         55,195          3,125,417
             Phelps Dodge Corporation ....................          6,295            320,258
             Philip Morris Companies Inc. ................        264,501         14,150,804
             Phillips Petroleum Company ..................         27,662          1,179,093
             Pioneer Hi-Bred International, Inc. .........         26,237            708,399
             Pitney Bowes, Inc. ..........................         29,620          1,956,771
             Placer Dome Inc. ............................         27,137            312,076
             Polaroid Corporation ........................          4,793             89,569
             Potlatch Corporation ........................          3,130            115,419
             Praxair, Inc. ...............................         17,180            605,595
             The Procter & Gamble Company ................        144,147         13,162,423
             The Progressive Corporation .................          7,869          1,332,812
             Provident Companies, Inc. ...................         14,681            609,262
             Providian Financial Corporation .............         15,384          1,153,838
             Public Service Enterprise Group
               Incorporated ..............................         24,795            991,800
             Pulte Corporation ...........................          4,684            130,274
             Quaker Oats Company .........................         14,806            880,957
             RJR Nabisco Holdings Corp. ..................         35,249          1,046,455
             R.R. Donnelley & Sons Company ...............         14,754            646,410
             Ralston Purina Group ........................         33,908          1,097,772
             Raychem Corporation .........................          8,593            277,661
             Raytheon Company (Class B) ..................         36,608          1,949,376
            +Reebok International Ltd. ...................          6,114             90,946
             Regions Financial Corporation ...............         24,027            968,588
             Republic New York Corporation ...............         11,654            530,985
             Reynolds Metals Company .....................          7,003            368,971
            +Rio Hotel & Casino, Inc. ....................          2,687             42,656
             Rite Aid Corporation ........................         28,065          1,390,972
             Rockwell International Corporation ..........         20,767          1,008,497
             Rohm and Haas Company .......................         18,086            544,841
            +Rowan Companies. Inc. .......................          9,107             91,070
             Royal Dutch Petroleum Company
               (NY Registered Shares) ....................        232,955         11,152,721
             Rubbermaid Incorporated .....................         16,287            512,023
             Russell Corporation .........................          3,934             79,909
             Ryder Systems, Inc. .........................          7,787            202,462
             SAFECO Corporation ..........................         14,803            635,604
             SBC Communications Inc. .....................        212,501         11,395,366
             SLM Holding Corporation .....................         18,003            864,144
             SUPERVALU INC ...............................         13,139            367,892
             SYSCO Corporation ...........................         36,295            995,844
            +Safeway Inc. ................................         52,787          3,216,708
             Sara Lee Corporation ........................         99,236          2,797,215
             Schering-Plough Corporation .................        159,658          8,821,105


                                    14 & 15

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

SCHEDULE OF INVESTMENTS (concluded)

             Merrill Lynch S&P 500 Index Series (concluded)
             ===============================================================================
                                                                  Shares            Value
             Issue                                                 Held           (Note 1a)
============================================================================================
Common       Schlumberger Limited ........................         59,306     $   2,735,489
Stocks       Scientific-Atlanta, Inc. ....................          8,134           185,557
(continued) +Seagate Technology, Inc. ....................         26,644           805,981
             The Seagram Company Ltd. ....................         42,787         1,625,906
            +Sealed Air Corporation ......................          9,044           461,809
             Sears, Roebuck and Co. ......................         41,620         1,768,850
             Sempra Energy ...............................         26,075           661,653
             Service Corporation International ...........         28,015         1,066,321
             Shared Medical Systems Corporation ..........          2,890           144,139
             The Sherwin-Williams Company ................         18,680           548,725
             Sigma-Aldrich Corporation ...................         10,910           320,481
            +Silicon Graphics, Inc. ......................         20,363           262,174
             Snap-On Incorporated ........................          6,423           223,601
             Snynovus Financial Corp. ....................         29,039           707,826
            +Solectron Corporation .......................         12,780         1,187,741
             Sonat Inc. ..................................         11,917           322,504
             The Southern Company ........................         75,784         2,202,473
             Southwest Airlines Co. ......................         36,542           819,911
             Spring Industries, Inc. (Class A) ...........          1,947            80,679
             Sprint Corporation (Fon Group) ..............         46,795         3,936,629
             Sprint Corporation (PCS Group) ..............         45,129         1,043,608
            +St. Jude Medical, Inc. ......................          9,140           253,064
             The St. Paul Companies, Inc. ................         25,645           891,164
             The Stanley Works ...........................          9,640           267,510
            +Staples, Inc. ...............................         33,844         1,478,560
             State Street Corporation ....................         17,437         1,212,961
             Summit Bancorp ..............................         18,879           824,776
            +Sun Microsystems, Inc. ......................         41,347         3,540,337
             SunAmerica, Inc. ............................         23,586         1,913,414
             SunTrust Banks, Inc. ........................         22,767         1,741,676
             Sunoco, Inc. ................................         10,154           366,179
             The TJX Companies, Inc. .....................         35,001         1,015,029
             TRW Inc. ....................................         13,010           730,999
             Tandy Corporation ...........................         10,753           442,889
             Tektronix, Inc. .............................          5,140           154,521
            +Tele-Communications, Inc. (Class A) .........         58,444         3,232,684
            +Tellabs, Inc. ...............................         21,104         1,446,943
             Temple-Inland, Inc. .........................          6,039           358,188
            +Tenet Healthcare Corporation ................         33,638           882,998
             Tenneco Inc. ................................         18,484           629,611
             Texaco Inc. .................................         58,071         3,070,504
             Texas Instruments Incorporated ..............         42,348         3,623,401
             Texas Utilities Company .....................         30,673         1,432,046
             Textron, Inc. ...............................         17,213         1,307,112
            +Thermo Electron Corp. .......................         17,256           292,274
             Thomas & Betts Corporation ..................          6,162           266,892
             Time Warner, Inc. ...........................        133,298         8,272,807
             The Times Mirror Company (Class A) ..........          8,646           484,176
             The Timken Company ..........................          6,740           127,218
             Torchmark Corporation .......................         15,224           537,598
            +Toys R Us, Inc. .............................         28,384           478,980
             Transamerica Corporation ....................          6,795           784,823
             Tribune Company .............................         12,902           851,532
            +Tricon Global Restaurants, Inc. .............         16,529           828,516
             Tupperware Corporation ......................          6,272           103,096
             Tyco International Ltd. .....................         69,975         5,278,739
             UNUM Corporation ............................         15,020           876,793
             U S WEST, Inc. ..............................         54,593         3,528,073
            +US Airways Group, Inc. ......................          9,495           493,740
             U.S. Bancorp ................................         78,841         2,798,856
             UST Inc. ....................................         20,203           704,580
             USX-Marathon Group ..........................         33,410         1,006,476
             USX-U.S. Steel Group ........................          9,569           220,087
             Unicom Corporation ..........................         23,594           909,844
             Unilever N.V. (NY Registered Shares) ........         69,526         5,766,313
             Union Camp Corporation ......................          7,524           507,870
             Union Carbide Corporation ...................         14,437           613,573
             Union Pacific Corporation ...................         26,875         1,211,055
             Union Pacific Resources Group Inc. ..........         27,250           246,953
             Union Planters Corporation ..................         14,782           669,809
            +Unisys Corporation ..........................         27,725           954,780
             United HealthCare Corporation ...............         20,232           871,241
             United Technologies Corporation .............         24,534         2,668,073
             Unocal Corporation ..........................         26,199           764,683
             V. F. Corporation ...........................         13,028           610,688
            +Viacom, Inc. (Class B) ......................         37,788         2,796,312
            +W.R. Grace & Co. ............................          7,986           125,280
             W. W. Grainger, Inc. ........................         10,315           429,362
             Wachovia Corporation ........................         22,027         1,925,986
             Wal-Mart Stores, Inc. .......................        244,749        19,931,747
             Walgreen Co. ................................         54,180         3,172,916
             The Walt Disney Company .....................        222,569         6,677,070
             Warner-Lambert Company ......................         89,238         6,709,582
             Washington Mutual, Inc. .....................         64,410         2,459,657
             Waste Management, Inc. ......................         62,399         2,909,353
             Wells Fargo Company .........................        175,687         7,016,500
             Wendy's International, Inc. .................         13,520           294,905
             Westvaco Corporation ........................         11,004           295,045
             Weyerhaeuser Company ........................         21,597         1,097,398
             Whirlpool Corporation .......................          8,254           457,065
             Willamette Industries, Inc. .................         12,104           405,484
             The Williams Companies, Inc. ................         46,473         1,449,377
             Winn-Dixie Stores, Inc. .....................         16,134           724,013
             Worthington Industries, Inc. ................         10,046           125,575
             Wrigley (Wm.) Jr. Company ...................         12,623         1,130,547
             Xerox Corporation ...........................         35,625         4,203,750
             ------------------------------------------------------------------------------
             Total Common Stocks (Cost -- $896,352,536) -- 97.2%              1,086,706,534
============================================================================================

               Face
               Amount             Short-Term Obligations
============================================================================================
Commercial   $35,608,000      General Motors Acceptance Corp.,
Paper*                          5.13% due 1/04/1999                             35,592,778
============================================================================================
             Total Short-Term Obligations (Cost -- $35,592,778) -- 3.2%         35,592,778
============================================================================================
             Total Investments (Cost -- $931,945,314) -- 100.4%              1,122,299,312
             Variation Margin on Financial Futures Contracts** -- 0.0%              71,410
             Liabilities in Excess of Other Assets -- (0.4%)                    (4,150,256)
                                                                             --------------
             Net Assets -- 100.0%                                            $1,118,220,466
                                                                             ==============
============================================================================================

          +  Non-income producing security.
          ++ Portions of securities held as collateral for open financial futures contracts.
          @  An affiliate of the Series.
          * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
          ** Financial futures contracts purchased as of December 31, 1998 were as follows:

             Number of                             Expiration         Value
             Contracts           Issue                Date       (Notes 1a & 1b)
             -------------------------------------------------------------------
               100        S&P 500 Stock Index      March 1999      $31,137,500
             -------------------------------------------------------------------
             Total Financial Futures Contracts Purchased
             (Total Contract Price -- $30,225,894)                 $31,137,500
                                                                   ===========
             -------------------------------------------------------------------

             See Notes to Financial Statements.


                                    16 & 17

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX SERIES        As of December 31, 1998
=============================================================================================================================
Assets:             Investments, at value (identified cost -- $931,945,314)
                      (Note 1a) ................................................                               $1,122,299,312
                    Cash .......................................................                                       11,078
                    Receivables:
                      Securities sold ..........................................      $    6,497,107
                      Contributions ............................................           5,163,964
                      Dividends ................................................           1,131,203
                      Variation margin (Note 1b) ...............................              71,410               12,863,684
                                                                                      --------------
                    Deferred organization expenses (Note 1e) ...................                                        5,821
                                                                                                               --------------
                    Total assets ...............................................                                1,135,179,895
                                                                                                               --------------
=============================================================================================================================
Liabilities:        Payables:
                      Securities purchased .....................................          13,004,096
                      Withdrawals ..............................................           3,769,074
                      Investment adviser (Note 2) ..............................              44,819               16,817,989
                                                                                      --------------
                    Accrued expenses and other liabilities .....................                                      141,440
                                                                                                               --------------
                    Total liabilities ..........................................                                   16,959,429
                                                                                                               --------------
=============================================================================================================================
Net Assets:         Net assets .................................................                               $1,118,220,466
                                                                                                               ==============
=============================================================================================================================
Net Assets          Partners' capital ..........................................                               $  926,954,862
Consist of:         Unrealized appreciation on investments -- net ..............                                  191,265,604
                                                                                                               --------------
                    Net assets .................................................                               $1,118,220,466
                                                                                                               ==============
=============================================================================================================================

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX SERIES        For the Year Ended December 31, 1998
=============================================================================================================================
Investment Income   Dividends (net of $47,477 foreign withholding tax) .........                               $   12,884,019
(Notes 1c & 1d):    Interest and discount earned ...............................                                    2,111,742
                    Other ......................................................                                       37,590
                                                                                                               --------------
                    Total income ...............................................                                   15,033,351
                                                                                                               --------------
=============================================================================================================================
Expenses:           Investment advisory fees (Note 2) ..........................      $      454,138
                    Accounting services (Note 2) ...............................             285,864
                    Custodian fees .............................................             103,991
                    Professional fees ..........................................              17,304
                    Amortization of organization expenses (Note 1e) ............               7,426
                    Trustees' fees and expenses ................................               6,021
                    Other ......................................................               2,238
                                                                                      --------------
                    Total expenses .............................................                                      876,982
                                                                                                               --------------
                    Investment income -- net ...................................                                   14,156,369
                                                                                                               --------------
=============================================================================================================================
Realized &          Realized gain from investments -- net ......................                                   38,594,945
Unrealized          Change in unrealized appreciation on investments -- net ....                                  145,214,729
Gain on                                                                                                        --------------
Investments --      Net Increase in Net Assets Resulting from Operations .......                               $  197,966,043
Net (Notes 1b,                                                                                                 ==============
1d & 3):
=============================================================================================================================

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                          For the Year            For the Period
S&P 500                                                                                    Ended              April 3, 1997+ to
INDEX SERIES        Increase (Decrease) in Net Assets:                                 Dec. 31, 1998            Dec. 31, 1997
===============================================================================================================================
Operations:         Investment income -- net ...................................      $   14,156,369           $    5,923,564
                    Realized gain on investments -- net ........................          38,594,945               20,857,044
                    Change in unrealized appreciation on investments -- net ....         145,214,729               46,050,875
                                                                                      --------------           --------------
                    Net increase in net assets resulting from operations .......         197,966,043               72,831,483
                                                                                      --------------           --------------
===============================================================================================================================
Net Capital         Increase in net assets derived from net capital
Contributions:        contributions ............................................         317,453,922              529,969,018
                                                                                      --------------           --------------
===============================================================================================================================
Net Assets:         Total increase in net assets ...............................         515,419,965              602,800,501
                    Beginning of period ........................................         602,800,501                       --
                                                                                      --------------           --------------
                    End of period ..............................................      $1,118,220,466           $  602,800,501
                                                                                      ==============           ==============
===============================================================================================================================

                  + Commencement of operations.

                    See Notes to Financial Statements.


                                    18 & 19

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios
                    have been derived from information provided
MERRILL LYNCH       in the financial statements.                                           For the Year            For the Period
S&P 500                                                                                        Ended              April 3, 1997+ to
INDEX SERIES        Increase (Decrease) in Net Asset Value:                                Dec. 31, 1998            Dec. 31, 1997
====================================================================================================================================
Ratios to           Expenses, net of reimbursement .............................                   .10%                   .12%*
Average                                                                                     ==========               ========
Net Assets:         Expenses ...................................................                   .10%                   .17%*
                                                                                            ==========               ========
                    Investment income -- net ...................................                  1.56%                  1.99%*
                                                                                            ==========               ========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ...................            $1,118,220               $602,801
Data:                                                                                       ==========               ========
                    Portfolio turnover .........................................                 25.97%                 24.31%
                                                                                            ==========               ========
====================================================================================================================================

                  * Annualized.
                  + Commencement of operations.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses -- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.05% of the average daily value of the Series' net assets.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1998 were $543,671,697 and $225,342,294, respectively.

Net realized gains (losses) for the year December 31, 1998 and unrealized gains as of December 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                             Gains (Losses)            Gains
--------------------------------------------------------------------------------
Long-term investments ...............         $ 40,071,769          $190,353,998
Financial futures contracts .........           (1,476,824)              911,606
                                              ------------          ------------
Total ...............................         $ 38,594,945          $191,265,604
                                              ============          ============
--------------------------------------------------------------------------------

As of December 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $184,810,851, of which $222,054,017 related to appreciated securities and $37,243,166 related to depreciated securities. At December 31, 1998, the aggregate cost of investments for Federal income tax purposes was $937,488,461.


                                    20 & 21

                             Merrill Lynch S&P 500 Index Fund, December 31, 1998

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch S&P 500 Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Series of Merrill Lynch Index Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 16, 1999

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                      Index 4 -- 12/98

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